Balance Sheet Detail	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Balance Sheet Disclosures [Abstract]
Balance Sheet Detail
(5)	Balance sheet details
Deposit liability
In January 2021, we entered into a collaboration framework agreement with Toyota with the intention of deploying the Aurora Driver into a fleet of Toyota Sienna vehicles, subject to further agreement of a collaboration project plan. In April 2021, we received a $50,000 payment from Toyota as a part of this collaboration agreement and it is recorded as a deposit liability pending finalization of the project plan.
Property and Equipment
Property and equipment consist of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Land	$13,220	$—
Building	490	—
Furniture and fixtures	8,167	4,209
Test and lab equipment	8,782	3,787
Leasehold improvements	45,152	3,609
Computer and equipment	12,563	2,121
Computer software	2,381	1,941
Automobile	1,712	520

	92,467	16,187
Less accumulated depreciation and amortization	(12,355)	(5,290)

Total property and equipment	$80,112	$10,897

Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following as of June 30, 2021 and December 31, 2020:

	As of
	June 30, 2021	December 31, 2020
Accrued expenses	$23,575	$3,412
Accrued compensation	28,465	13,938
Other	1,555	1,415

Total accrued expenses and other current liabilities	$53,595	$18,765

(3)	Balance Sheet Detail

(a)	Short-term Investments
All short-term investments as of December 31, 2019 matured in 2020 and funds were reinvested in highly liquid investments classified as cash equivalents. During fiscal 2020 and 2019, there were no realized gains or losses from sales of marketable securities and there were no reclassifications out of accumulated other comprehensive income into investment income.
The amortized costs, unrealized gains and estimated fair values of the Company’s short-term investments as of December 31, 2019 were as follows

	Amortized Cost	Gross Unrealized Gains	Fair Value
U.S. government securities	$349,835	$123	$349,958

Total short-term investments	$349,835	$123	$349,958

All securities had stated effective maturities of one year or less.

(b)	Fair Value of Financial Instruments
The Company uses a three-level hierarchy, which prioritizes, within the measurement of fair value, the use of market-based information over entity-specific information for fair value measurement based on the nature of inputs used in the valuation of an asset or liability as of the measurement date. Fair value focuses on an exit price and is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The inputs or methodology used for valuing financial instruments are not necessarily an indication of the risk associated with those financial instruments.
The three-level hierarchy for fair value measurements is defined as follows:
Level
 1:
Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level
 2:
Inputs to the valuation methodology included quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
Level
 3:
Inputs to the valuation methodology, which are significant to the fair value measurement, are unobservable.
An asset or liability’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The following table summarizes the Company’s fair value hierarchy for its financial assets measured at fair value on a recurring bases as of December 31, 2020 and 2019:

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$387,464	$—	$—	$387,464
U.S. government securities	—	—	—	—

Total cash equivalents	$387,464	$—	$—	$387,464

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$196,519	$—	$—	$196,519
U.S. government securities	—	50,002	—	50,002

Total cash equivalents	$196,519	$50,002	$—	$246,521

Short-term investments:
U.S. government securities	—	349,958	—	349,958

Total short-term investments	$—	$349,958	$—	$349,958

The Company’s marketable security investments are carried at fair value under the Level 1 and 2 valuation hierarchy based on quoted prices in an active market.

(c)	Property and Equipment
Property and equipment consist of the following at December 31:

	2020	2019
Furniture and fixtures	$4,209	$2,029
Test and lab equipment	3,787	1,726
Leasehold improvements	3,609	1,683
Computers and equipment	2,121	1,566
Computer software	1,941	1,177
Automobile	520	31

	16,187	8,212
Less accumulated depreciation and amortization	(5,290)	(2,278)

Total property and equipment, net	$10,897	$5,934

(d)	Other Assets
Other assets consist of the following at December 31:

	2020	2019
Long-term prepaid expenses and other assets	$15,506	$966
Security deposits	124	337

Total other assets	$15,630	$1,303

(e)	Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	2020	2019
Accrued expenses	$3,412	$1,711
Accrued compensation	13,938	1,965
Other	1,415	1,739

Total accrued expenses and other current liabilities	$18,765	$5,415